BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 226,178	$ 225,971
Prepaid expenses and deposits	6,746	8,236
Note receivable [note 3]	0	257,714
Total current assets	232,924	491,921
Non-current assets
Note receivable [note 3]	271,147	0
Total assets	504,071	491,921
Current liabilities
Accounts payable and accrued liabilities	10,935	10,935
Due to related parties, non-interest bearing [note 5]	150,282	92,562
Total current liabilities	161,217	103,497
Stockholders' equity [note 4]
Common stock Authorized 100,000,000 common shares with a par value of $0.001 per share Issued and outstanding 10,950,000 common shares	10,950	10,950
Additional paid-in capital	4,183,129	4,183,129
Deficit	(3,851,225)	(3,805,655)
Total Stockholders' equity	342,854	388,424
Total liabilities and stockholders' equity	$ 504,071	$ 491,921